Summary of Significant Accounting Policies (Policies)	Jan. 08, 2024
Accounting Policies [Abstract]
Estimates
(a) Estimates
The preparation of the balance sheet, in accordance with GAAP, requires management to make estimates and assumptions that affect the amounts reported in the balance
sheet and accompanying notes. Actual results could differ from those estimates.

Income Taxes
(b) Income Taxes
New Calumet is a corporation and is subject to U.S. federal and state income taxes. Income taxes are accounted for under the asset and liability method. New Calumet recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts and income tax basis of assets and liabilities and the expected benefits of utilizing net operating loss and tax credit carryforwards, using enacted tax rates in effect for the taxing jurisdiction in which New Calumet operates for the year in which those temporary differences are expected to be recovered or settled. New Calumet recognizes the financial statement effects of a tax position when it is more-likely-than-not, based
on technical merits, that the position will be sustained upon examination. Net deferred tax assets are then reduced by a valuation allowance if New Calumet believes it is more-likely-than-not such
net deferred tax assets will not be realized. As of January 8, 2024, there are no income tax related balances reflected in our balance sheet.